FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
32.1 Capital risk management
The Group manages its capital stock to ensure that its entities will be able to continue as a going concern while maximizing the return to its shareholders through the optimization of debt and equity balances. The Group’s strategy has not changed for the financial years 2024 and 2023.
The Group and its subsidiaries participate in transactions involving financial instruments, recognized as equity items, which are intended to meet their needs and to reduce exposure to market, currency and interest rate risks. These risks, as well as their respective instruments, are managed through the definition of strategies, the implementation of control systems, and the determination of exposure limits.
The Group’s capital structure consists of net debt (borrowings as detailed in Note 24 offset against cash, banks and short term investments) and shareholders’ equity (consisting of issued capital stock, reserves and retained earnings).
The Group does not have financial liabilities that arise from supplier finance arrangement.
The Group is not subject to any external capital requirement.
The Group’s risk management committee reviews the capital structure of the Group.
Net debt-to-equity ratio:
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2024	2023
Debt (i)	170,901,205	320,918,859
Cash and current investments	8,553,363	14,664,561
Net debt	162,347,842	306,254,298
Shareholders’ Equity (ii)	793,121,742	640,707,485
Net debt-to-equity ratio and shareholders’ equity	0.20	0.48
(i)Debt is defined as long and short-term borrowings.
(ii)Shareholders’ equity includes non-controlling interest, which are managed as capital stock.
32.2 Categories of financial instruments

	2024	2023
Financial Assets
At amortized cost:
Cash and banks	7,974,897	10,940,003
Investments	64,024	3,658,136
Accounts receivable and other receivables	59,187,173	72,652,644
At fair value through profit or loss:
Investments	514,442	66,422

	2024	2023
Financial Liabilities
Amortized cost	335,948,458	494,106,399
At the end of this reporting period, there are no significant credit risk concentrations for debt instruments designated at fair value through profit or loss. The carrying amount reflected above represents the Group’s maximum exposure to credit risk for such instruments.
32.3 Financial risk
The treasury function offers services to business, coordinates access to domestic and international financial markets, monitors and manages the financial risks related to the Group’s operations through internal risk reports, which analyze exposures depending on the degree and extent thereof. These risks include market risk (including currency risk, interest rate at fair value and price risk), credit risk and liquidity risk. The Company and its subsidiaries do not employ or traded derivative financial instruments for speculative purposes. Monitoring compliance with these provisions policy is made by the executive committee and the internal audit team.
32.4 Foreign exchange risk management
The Group carries out transactions in foreign currency; and is hence exposed to exchange rate fluctuations, also considering the current exchange regulations in force. Exposures in the exchange rate are managed within approved policy parameters using foreign exchange contracts.
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Liabilities:
United States Dollars	178,103,373	283,590,640
Euros	1,318,559	1,510,270
Reales	423	922

	2024	2023
Assets:
United States Dollars	9,980,235	34,328,375
Euros	11,005	20,817
Reales	60,000	-
32.4.1. Foreign currency sensitivity analysis
The Group is mainly exposed to the US Dollar and Euro, considering that the Group’s functional currency is the Argentine peso.
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2024. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Income for the year	42,030,784	326,889
Shareholders’ Equity	42,030,784	326,889
Additionally, considering the exchange regulations currently applicable in Argentina, the Group constantly monitors the alternatives for collecting assets and settling liabilities in foreign currency and the related impact. The gain/loss arising from the use of financial instruments to settle transactions in foreign currency is recognized when the Group unconditionally commits to or irreversibly executes such settlement. As of December 31, 2024, the use of financial instruments to settle the above transactions would result in an impact of approximately 15%.

Likewise, as of December 31, 2024, 2023 and 2022, the gain/loss from using such instruments to settle certain financial borrowings was Ps. 544,055, Ps. 3,998,429 and Ps. 119,594,515 and is recorded in the statement of profit or loss and other comprehensive income within financial results as "Loss from securities transactions” (Note 10).
32.5 Interest rate risk management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2024	2023
Financial Assets:
Investments held to maturity (1)	64,024	3,658,136
Investments at fair value through profit or loss (2)	514,442	66,422
Financial Liabilities:
Amortized cost (3)	170,901,205	320,918,859
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.
32.5.1. Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rates for non-derivative financial instruments at the end of this fiscal year. For floating-rate liabilities, the analysis is prepared based on an average monthly debt balance. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonable threshold to conduct an interest rate risk analysis.
In the event that the average BADLAR rate applicable to financial liabilities for the fiscal year ended December 31, 2024, were 1.0% higher than the average interest rate during that fiscal year, financial expenses for the fiscal year ended December 31, 2024, would have increased by approximately 200,908.
With regard to financial assets, a 1.0% increase in the average interest rate during the fiscal year ended December 31, 2024, would have increased financial income by approximately 13,302.
32.6 Credit risk management
Credit risk refers to the risk that one of the parties will fail to comply with its contractual obligations and resulting in a financial loss to the Group. The Group has adopted a policy of engaging only with solvent parties and obtaining sufficient collateral, where appropriate, as a way of mitigating the risk of financial loss caused by defaults. Credit exposure is controlled by counterparty limits, which are reviewed and approved periodically.
Trade receivables are made up of a significant number of customers. Credit assessment is continuously performed on the financial condition of accounts receivable.
Credit risk on liquid funds and financial instruments is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies.
The carrying amount of financial assets recognized in the consolidated financial statements, which is net of impairment losses, represents the maximum exposure to credit risk, regardless of the guarantees of accounts or other credit enhancements.
32.7 Liquidity risk management
The Group’s Board of Directors has the ultimate responsibility for liquidity management, having established an appropriate framework for liquidity management so that management is able to deal with short-, medium- and long-term financing requirements, as well as the Group’s liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and lending facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities.

The Group carefully manages liquidity risk, and therefore it maintains cash and bank balances, liquid instruments, and available funds.
The Group’s Board of Directors considers that exposure to liquidity risk is low as the Group has generated cash flows from its operating activities, as a result of its operations, and has access to borrowings and financial resources, as explained in Note 24.
The following tables show the Group’s remaining contractual maturity dates for its non-derivative financial liabilities with agreed repayment terms. The tables have been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2024	21%	15,567,670	4,688,191	89,324,176	72,692,382	182,272,419
As of December 31, 2023	61%	15,112,787	21,531,945	104,451,417	260,692,229	401,788,378

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2024		(*)	126,671	253,342	1,115,469	2,285,686	-	3,781,168
As of December 31, 2023		(*)	235,392	706,534	2,106,774	7,545,513	322,487	10,916,700
(*) The average rates in Pesos were 50% and 53% for the fiscal years ended December 31, 2024 and 2023, respectively. The average rates in US Dollars were 13% and 12% for the fiscal years ended December 31, 2024 and 2023, respectively.
32.8 Fair value measurements
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2024	2023
Assets:
Mutual Funds	514,442	66,422	Level 1
Level 1: quoted price in an active market.
Fair value of financial assets and financial liabilities measured at amortized cost:
The estimated fair value of borrowings based on the interest rates offered to the Group (Level 3) for financial borrowings amounted to 172,034,791 and 317,469,004 as of December 31, 2024 and 2023, respectively.
The Board considers that the carrying amounts of the remaining financial assets and liabilities recognized at amortized cost in the consolidated financial statements approximate their fair values.